CONDENSED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,637,034)	$ (3,272,625)	$ (12,695,743)	$ (11,587,187)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	2,903	3,069	11,698	10,475
Equipment distribution as officer compensation	0	0	3,210	0
Change in derivative liabilities	0	373,611	(210,465)	422,908
Equity based compensation	388,710	560,746	4,749,470	5,999,750
Fair value of issued warrant to acquire research and development	0	543,927	543,927	0
Changes in operating assets and liabilities:
Prepaid expenses	(2,173)	(27,514)	17,325	(102,955)
Payment of long term deposit	(5,393)	0	10,528	0
Accounts payable	(134,714)	209,466	102,338	149,661
Deferred rent payable	427	(521)	(2,342)	(104)
Net cash used in operating activities	(2,387,274)	(1,609,841)	(7,470,054)	(5,107,452)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,644)	(1,620)	(9,436)	(16,255)
Net cash used in investing activity	(3,644)	(1,620)	(9,436)	(16,255)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	270,000	1,799,692	6,011,229	5,226,368
Proceeds from common stock subscription	115,470	0	29,985	0
Net cash provided by financing activities	1,878,439	1,799,692	7,971,174	5,226,368
Net increase in cash and cash equivalents	(512,479)	188,231	491,684	102,661
Cash and cash equivalents, beginning of the period	1,547,579	1,055,895	1,055,895	953,234
Cash and cash equivalents, end of the period	1,035,100	1,244,126	1,547,579	1,055,895
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	0	0	0	0
Cash paid during the period for income taxes	0	0	0	0
Non cash investing and financing activities:
Reclassify derivative liability to equity			20,757	103,096
Reclassify initial fair value of derivative and warrant liabilities from equity upon issuance of Series D preferred stock	0	0	1,049,216	0
Accrual of dividend payable charged to additional paid in capital	305,046	23,745	0	0
Series D Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of preferred stock	1,929,960		1,929,960	0
Non cash investing and financing activities:
Common stock issued upon conversion preferred stock and accrued dividends	262,035	0	0	0
Series E Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of preferred stock	0	0	0	0
Series C Preferred Stock [Member]
Non cash investing and financing activities:
Common stock issued upon conversion preferred stock and accrued dividends	28,276		116,868	491,423
Embedded Derivative Financial Instruments [Member]
Adjustments to reconcile net loss to cash used in operating activities:
Change in derivative liabilities			20,583
Non cash investing and financing activities:
Reclassify derivative liability to equity	3,044,162	0	0	0
Reclassify initial fair value of derivative and warrant liabilities from equity upon issuance of Series D preferred stock			0
Embedded Derivative Financial Instruments [Member] | Series D Preferred Stock [Member]
Non cash investing and financing activities:
Reclassify initial fair value of derivative and warrant liabilities from equity upon issuance of Series D preferred stock			397,162
Embedded Derivative Financial Instruments [Member] | Series C Preferred Stock [Member]
Non cash investing and financing activities:
Reclassify derivative liability to equity	$ 0	$ 0	$ 20,757	$ 103,096